Loss per Common Share - Summary of Reconciliation of Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022
Loss per Common Share
Net loss	$ (79,824)	$ (210,820)
Less: Deemed dividends	(5,417)
Less: Accrued preferred stock dividends	(1,495)	(1,628)
Net loss applicable to common stockholders	$ (86,736)	$ (212,448)
Weighted average common shares outstanding, Basic	836,528	676,900
Weighted average common shares outstanding, Diluted	836,528	676,900
Loss per share, Basic	$ (0.10)	$ (0.31)
Loss per share, Diluted	$ (0.10)	$ (0.31)